Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
18.	Share-Based Compensation
A summary of share-based compensation expense recognized related to share options granted, RSUs granted, and ordinary shares transfers is as follows:

	Year Ended December 31,

	2021	2022
	RMB	RMB
Sales and marketing expenses	10,853	16,120
General and administrative expenses	190,252	80,448
Research and development expenses	25,056	15,458

	226,161	112,026

As of December 31, 2022, unrecognized compensation cost related to unvested RSUs granted, share option awards granted to employees of the Group was RMB 250,995. As of December 31, 2022, such cost was expected to be recognized over a weighted average period of 2.1 year
s
.

Share Option
In 2019, the Group adopted the 2018 share incentive plan (the “2018 Plan”), which permits the grant of three types of awards: options, restricted shares, and restricted share units. Persons eligible to participate in the 2018 Plan includes employees (including members of management) of the Group or any of its affiliates, which include the Group’s parent company, subsidiaries and the Group. Upon the adoption of the 2018 Plan, the maximum ordinary shares available for issuance were 62,504,000. According to the resolutions of the board of director in 2019, the Group reserved additional 321,655,746 ordinary shares for the 2018 Plan, and the maximum ordinary shares available for issuance were increased to 384,159,746.

During the year ended December 31, 2021, the Group granted 82,665,350 options under the 2018 Plan with a weighted average exercise prices of US$ 0.08 (RMB 0.51). During the year ended December 31, 2022, the Group granted 800,000 options under the 2018 Plan with a weighted average exercise prices of US$ 0.08 (RMB 0.54). The term of the option is fixed and does not exceed 10 years from the date of the grant. The options will vest in accordance with the vesting schedules set out in the respective share option agreements with vesting period ranging from 1 to 4 years.
In 2021, the Group adopted the 2021 share incentive plan (the “2021 Plan”), the maximum aggregate number of shares which may be issued pursuant to all awards under the 2021 Plan shall initially be 80,508,501 shares, plus an annual increase on the first day of each year during the ten-year
term of the 2021 Plan commencing with the year beginning January 1, 2022, by an amount equal to the lesser of (i) 2% of the total number of shares issued and outstanding on an as-converted
fully diluted basis on the last day of the immediately preceding year and (ii) such number of shares as may be determined by the board. The annual increase shall cease to occur upon expiry of the ten-year
term of the 2021 Plan.
During the years ended December 31,

2021 and 2022, no options granted under the 2021 Plan.
The vesting of the share options granted during the years ended December 31, 2021 and 2022 are only subject to service condition.
The following table sets forth the share options activities under the 2018 Plan for the years ended December 31, 2021 and 2022:

	Number of Options	Weighted Average Exercise Price	Weighted Average remaining contractual life	Weighted Average Grant- date Fair Value	Aggregate Intrinsic Value
	RMB	RMB	RMB	RMB	RMB
Outstanding as of December 31, 2020	216,916,329	0.22	8.51	1.10	255,873
Granted	82,665,350	0.51	—	4.93	—
Exercised	(15,142,550)	0.41	—	1.42	—
Forfeited	(37,430,787)	0.29	—	2.41	—

Outstanding as of December 31, 2021	247,008,342	0.29	7.94	2.10	543,248

Granted	800,000	0.54	—	0.70	—
Exercised	(27,750,770)	0.39	—	1.20	—
Forfeited	(30,645,015)	0.31	—	3.52	—

Outstanding as of December 31, 2022	189,412,557	0.28	6.95	2.14	452,543

Exercisable as of December 31, 2022	125,246,461	0.22	6.48	1.46	196,034
The total grant-date fair value of options vested during the years ended December 31, 2021 and 2022 was RMB 75,347 and RMB 111,073, respectively.

The Group calculated the estimated fair value of the share options on the respective grant dates using the binomial option pricing model with the assistance from an independent valuation firm, with the following assumptions.

	Year Ended December 31	Year Ended December 31
	2021	2022
Risk free rate of interest	1.47%-3.20%	2.79%-2.85%
Volatility	27%-28%	27%
Dividend yield	—	—
Exercise multiples	2.2-2.8	2.2
Life of options (years)	10	10
Fair value of underlying ordinary shares	$0.14~$0.98	$0.13~$0.31

(1)	Risk free rate of interest
Based on the daily treasury long term rate of U.S. Department of the treasury with a maturity period close to the expected term of the option.

(2)	Volatility
The volatility factor estimated was based on the annualized standard deviation of the daily return embedded in historical share prices of the selected guideline companies with a time horizon close to the expected expiry of the term.

(3)	Dividend yield
The Company has never declared or paid any cash dividends on the Company’s ordinary shares, and does not anticipate any dividend payments on the Company’s ordinary shares in the foreseeable future.

(4)	Exercise multiples
The expected exercise multiple was estimated as the average ratio of the stock price as at the time when employees would decide to voluntarily exercise their vested options. As the Group did not have sufficient information of past employee exercise history, it was estimated by referencing to academic research publications. For key management grantee and non-key
management grantee, the exercise multiple was estimated to be 2.8 and 2.2 respectively.

(5)	Fair value of underlying ordinary shares
The estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on market value of the Company’s shares on each date of grant.
Restricted share units
During the year ended December 31, 2022, the Group granted 112,336,970 restricted share units to certain employees and senior management under the 2018 Plan, which vest immediately or over 1 to 4 years. The estimated fair value of each RSU granted is based on market value of the Company’s shares on each date of grant. A summary of the restricted share units activities under the 2018 Plan for the year ended December 31, 2022 is presented as follow:

	Number of RSUs	Weighted Average Grant-date Fair Value
		RMB
As of December 31, 2021	—	—
Granted	112,336,970	0.83
Vested	(10,141,620)	0.74
Forfeited or cancelled	(425,000)	0.75
Unvested as of December 31, 2022	101,770,350	0.84
During the years ended December 31, 2022, no RSUs were granted under the 2021 Plan.
Employee Benefit Trust
In October 2020, the Company established ARK Trust (Hong Kong) Limited, a company controlled by the Company as a vehicle to hold shares that will be used to provide incentives and rewards to management team members who contribute to the success of the Company’s operations (the “Shareholding Platform”). The Shareholding Platform has no activities other than administrating the incentive programs and does not have any employees. Mr. Guo Nanyang, vice president of the Company, was appointed as the authorized representative of the Company to instruct the trustee to process the eligible participants to whom awards will be granted to.
In
October 2020, the board of the Company approved to grant 102,762,450 restricted shares to certain management (the “Selected Management”) to replace options previously granted under the 2018 Plan. The Selected Management paid the purchase price of the restricted shares of US$0.003 per share, which is lower than the exercised price of the original options. The vesting and other requirements imposed on the restricted shares were the same as those under the original option granted. As a result, the Group accounted for the reduction of the exercise price of the options and the issuance of restricted shares in exchange of the options of the Selected Management as a modification which requires the re-measurement of the fair value of these share options. This remeasurement resulted in a total incremental share-based compensation of RMB26,330, RMB5,702 of which is recognized on the modification date in 2020, and the remaining will be amortized through the vesting period of the restricted shares.

Restricted shares owned by the management
In March 2020, several shareholders who are members of the management team (the “Restricted Shareholders”) entered into share restriction agreements with the Company and the Founder. Pursuant to these agreements, all or a portion of ordinary shares held by these Restricted Shareholders were converted into restricted shares (“Restricted Shareholders Shares”) which will vest in a maximum of 3 years provided that those Restricted Shareholders remain full-time employees of the Group. According to the share restriction agreements, the Founder obtained a right to repurchase the unvested Restricted Shareholders Shares at par value, the Company or the Founder has the right to repurchase the vested Restricted Shareholders Shares below fair value, upon termination of the employment of the Restricted Shareholders during the vesting period. The share restriction described above was accounted for as a grant of restricted stock award under a share-based compensation plan. Accordingly, the Group measured the fair value of the Restricted Shareholders Shares at the grant date and recognized the amount as compensation expense over the service period.
A summary of non-vested Restricted Shareholders Shares activity for the year ended December 31, 2021 is presented below:

Number of shares
Outstanding as of December 31, 2020	12,554,722
Vested	12,554,722
Outstanding as of December 31, 2021	—
The Group determined that the nonvested Restricted Shareholders Shares are participating securities as the nonvested Restricted Shareholders Shares have a nonforfeitable right to receive dividends but do not have a contractual obligation to fund or otherwise absorb the Group’s losses. The weighted-average grant date fair value of the Restricted Shareholders Shares is US$0.20 per share.

During the year ended December 31, 2020 and 2021, the Group recorded share-based compensation expense of RMB 60,623 and RMB 16,403 respectively related to the Restricted Shareholders Shares.
Upon the termination of the Restricted Shareholders’ continuous services during the vesting period, the Company has a right (but not the obligation) to repurchase the vested Restricted Shareholders Shares at a price below fair value of the Restricted Shareholders Shares which is to be determined by the board of directors of the Company. The Company reclassified vested Restricted Shareholders Shares as liability in the consolidated balance sheets upon the termination of the managements’ service as the repurchase price is below fair value. No repurchase occurred during the year ended December 31, 2021. Such liability classified awards are remeasured at fair value subsequently at each reporting date until initial public offering, with the changes in fair value recorded as compensation expenses. The repurchase feature expired upon the initial public offering, thus the awards were reclassified from liability to equity, and an RMB 67,505 corresponding increase in additional paid-in capital, upon the initial public offering. During the year ended December 31, 2020 and 2021, RMB 33,100 and RMB 36,786 respectively related share based compensation expenses were recognized.
During the year ended December 31, 2020, two executive management terminated their services. As a result, an aggregate of 3,535,833 unvested Restricted Shareholders Shares were transferred to the Founder of the Company at par value and became immediately vested. The Company recorded RMB 6,654 of share-based compensation expense representing the excess of the fair value of the ordinary shares over the purchase price.
Upon the termination of the grantee’s continuous services during the vesting period, the Company has a right (but not the obligation) to repurchase the vested award at a price no more than the fair value of the awards which is to be determined by the board of directors of the Company. The Company reclassified vested awards held by employees as liability in the consolidated balance sheets upon the termination of the employees’ service as the repurchase price is below fair value.
No
repurchase occurred in the years ended December 31, 2020, 2021 and 2022. Such liability classified awards are remeasured at fair value subsequently at each reporting date, with the changes in fair value recorded as compensation expenses. During the years ended December 31, 2020, and 2021,
RMB25,369
 and
RMB42,154
related share based compensation expenses were recognized. The repurchase feature expired upon the initial public offering in May 2021, thus the awards were reclassified from liability to equity, an
 RMB 68,567
corresponding increase in additional paid-in capital upon the initial public offering.